     HARTFORD
     LIFE INSURANCE COMPANY
     GROUP VARIABLE ANNUITY CONTRACTS
 [LOGO]
     ISSUED BY HARTFORD LIFE INSURANCE COMPANY
     WITH RESPECT TO DC-I AND DC-II

     This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.

     Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt and non-tax-exempt).

     We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payments start. When annuity payments start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

     For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payments start and during the period after annuity payments start.

     The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission.

     We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.

     - Hartford Advisers HLS Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.

     - Hartford Bond HLS Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

     - Calvert Social Balanced Sub-Account which purchases shares of the Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert")

     - Hartford Capital Appreciation HLS Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.

     - Hartford Dividend and Growth HLS Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.

     - Hartford Index HLS Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.

     - Hartford International Opportunities HLS Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS
       Fund, Inc.

     - Hartford Money Market HLS Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

     - Hartford Mortgage Securities HLS Sub-Account which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

     - Hartford Stock HLS Sub-Account which purchases shares of Class IA of Hartford Stock HLS Fund, Inc.

     If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

     The Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

     This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website
 (HTTP://WWW.SEC.GOV).

     This group variable annuity contract IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency
 ------------------------------------------------------------------------------

 Prospectus Dated: May 1, 2001
 Statement of Additional Information Dated: May 1, 2001

                               TABLE OF CONTENTS

 SECTION                                                                   PAGE
 -------                                                                   ----
 GLOSSARY OF SPECIAL TERMS...............................................    3
 FEE TABLE...............................................................    5
 SUMMARY.................................................................    8
 PERFORMANCE RELATED INFORMATION.........................................   10
 HARTFORD LIFE INSURANCE COMPANY.........................................   10
 THE SEPARATE ACCOUNTS...................................................   11
 THE FUNDS...............................................................   11
 GENERAL ACCOUNT OPTION..................................................   14
 ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS................   15
 CONTRACT CHARGES........................................................   15
   Sales Charge..........................................................   15
   Is there ever a time when the Sales Charge does not apply?............   16
   Mortality, Expense Risk and Administrative Charge.....................   16
   HIG Employee Sponsored IRA............................................   17
   Annual Maintenance Fee................................................   17
   Premium Taxes.........................................................   17
   Experience Rating under the Contracts.................................   17
   Negotiated Charges and Fees...........................................   18
   Charges of the Funds..................................................   18
   Plan Related Expenses.................................................   18
 THE CONTRACTS...........................................................   18
   The Contracts Offered.................................................   18
   Purchase of a Contract................................................   18
   Contract Rights and Privileges and Assignments........................   18
   Pricing and Crediting of Contributions................................   19
   May I make changes in the amounts of my Contribution?.................   19
   May I transfer assets between the Sub-Accounts?.......................   19
   Dollar Cost Averaging.................................................   20
   How do I know what my Participant Account is worth?...................   20
   How are the underlying Fund shares valued?............................   21
 DEATH BENEFITS..........................................................   21
   Determination of the Beneficiary......................................   21
   Death before the Annuity Commencement Date............................   21
   Death on or after the Annuity Commencement Date.......................   21
 SETTLEMENT PROVISIONS...................................................   22
   Can payment of the Surrender value ever be postponed beyond the
    seven-day period?....................................................   22
   May I Surrender once Annuity Payments have started?...................   22
   What are Annuity Rights?..............................................   23
   How do I elect an Annuity Commencement Date and Annuity payment
    option?..............................................................   23
   What is the minimum amount that I may select for an Annuity
    payment?.............................................................   23
   How are Contributions made to establish an Annuity Account?...........   23
   Can a Contract be suspended by a Contract Owner?......................   23
   Annuity Payment Options...............................................   23
   How are Variable Annuity payments determined?.........................   24
 FEDERAL TAX CONSIDERATIONS..............................................   25
   A.  General...........................................................   25
   B.  Hartford and DC-I and DC-II.......................................   26
   C.  Information Regarding Tax-Qualified Retirement Plans..............   26
   D.  Diversification of the Separate Account...........................   30
   E.  Ownership of the Assets of the Separate Account...................   30
   F.  Contracts Owned by Non-Natural Persons............................   31
   G.  Annuity Purchases by Nonresident Aliens and Foreign
    Corporations.........................................................   31
 MORE INFORMATION........................................................   31
   Can a Contract be modified?...........................................   31
   Can Hartford waive any rights under a Contract?.......................   31
   How are the Contracts sold?...........................................   32
   Who is the custodian of the Separate Accounts' assets?................   32
   Are there any material legal proceedings affecting the Separate
    Accounts?............................................................   32
   How may I get additional information?.................................   32
 APPENDIX I -- ACCUMULATION UNIT VALUES..................................   33
 APPENDIX II -- ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS..........   37
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION...............   40

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Attention: IPD/Retirement Plan Solutions Service Center, Simsbury CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant Account.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or an employer sponsoring a Qualified Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets other than those allocated to our separate accounts.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan or Qualified Plan of the Employer/Contract Owner.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.

SURRENDER: Any partial or complete withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

'

                                   FEE TABLE
                      Contract Owner Transaction Expenses

 Sales Load Imposed on Purchases (as a percentage of premium
   payments).......................................................     None
 Transfer Fee......................................................  $     0
 Contingent Deferred Sales Charge (as a percentage of amounts
   Surrendered) (1)
 Contracts under which variable account Contributions are held under Separate Account DC-I during the Accumulation Period:
     First through Sixth Year......................................        5%
     Seventh through Eighth Year...................................        4%
     Ninth through Tenth Year......................................        3%
     Eleventh through Twelfth Year.................................        2%
     Thirteenth Year and thereafter................................        0%
 Contracts under which variable account Contributions are held under Separate Account DC-II during the Accumulation Period:
     First through Eighth Year.....................................        5%
     Ninth through Fifteenth Year..................................        3%
     Sixteenth Year and thereafter.................................        0%
 Annual Maintenance Fee (DC-I).....................................  $     0
 Annual Maintenance Fee (DC-II) (2)................................  $ 25.00
 Separate Account Annual Expenses (as a percentage of average daily
   Sub-Account value)
     Mortality, Expense Risk and Administrative Charge (DC-I) (3)
      (.50% mortality, .15% expense risk, and .25% administrative)
     Mortality, Expense Risk and Administrative Charge (DC-II)
      (.85% mortality, .15% expense risk, and .25%
      administrative)..............................................    1.250%

---------

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality, Expense Risk and Administrative Charge, and the Annual Maintenance Fee. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    We have issued a Contract supported by DC-II to Hartford Fire Insurance Company (a parent of Hartford) for the Hartford Insurance Group Employer Sponsored Individual Retirement Account ("HIG IRA"). We make no deductions from the HIG IRA Contract for mortality and expense risk charges; however we deduct 0.15% from the average daily Sub-Account value of the HIG IRA Contract for certain administrative undertakings. (See "HIG Employer Sponsored IRA").

(1) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The amount of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

(2) The Annual Maintenance Fee is a single $25 charge on a Participant Account. It is deducted proportionally from the investment options in use at the time of the charge.

(3) The Mortality, Expense Risk and Administrative charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.

    The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Accounts and underlying Funds. We deduct Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the examples.

    The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Examples tables, Hartford assumes a Contract Value of $25,000 to illustrate the charges that would be deducted. These Examples assume that the Annual Maintenance Fee will also be deducted if the Contract is Surrendered. We change the Annual Maintenance Fee for a $25,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use to 0.10%.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (as a percentage of net assets)

                                                                                                  TOTAL FUND
                                                                                                   OPERATING
                                                                                                   EXPENSES
                                                            MANAGEMENT FEES   OTHER EXPENSES    (INCLUDING ANY
                                                            (INCLUDING ANY    (INCLUDING ANY    WAIVERS AND ANY
                                                               WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (1).....................       0.70%             0.18%             0.88%
Hartford Advisers HLS Fund................................       0.63%             0.03%             0.66%
Hartford Bond HLS Fund....................................       0.49%             0.03%             0.52%
Hartford Capital Appreciation HLS Fund....................       0.63%             0.03%             0.66%
Hartford Dividend and Growth HLS Fund.....................       0.65%             0.03%             0.68%
Hartford Index HLS Fund...................................       0.40%             0.03%             0.43%
Hartford International Opportunities HLS Fund.............       0.68%             0.10%             0.78%
Hartford Money Market HLS Fund............................       0.45%             0.03%             0.48%
Hartford Mortgage Securities HLS Fund.....................       0.45%             0.03%             0.48%
Hartford Stock HLS Fund...................................       0.46%             0.02%             0.48%

---------

(1) "Other Expenses" reflect an indirect fee. Total Fund Operating Expenses after reductions for fees paid indirectly would be 0.86%.

EXAMPLE DC-I (.90% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                           If you Surrender your          If you annuitize your          If you do not Surrender
                           Contract:                      Contract:                      your Contract:

                            1      3      5      10         1     3      5      10         1     3      5      10
 SUB-ACCOUNT               YEAR  YEARS  YEARS   YEARS     YEAR  YEARS  YEARS   YEARS     YEAR  YEARS  YEARS   YEARS
                            ---   ----   ----   ----       ---   ---    ----   ----       ---   ---    ----   ----
 Calvert Social
   Balanced...............  $70   $111   $156   $252       $18   $56    $ 97   $211       $18   $56    $ 97   $211
 Hartford Advisers HLS....   68    105    145    229        16    50      86    187        16    50      86    187
 Hartford Bond HLS........   66    101    138    214        15    45      78    171        15    45      78    171
 Hartford Capital
   Appreciation HLS.......   68    105    145    229        16    50      86    187        16    50      86    187
 Hartford Dividend and
   Growth HLS.............   68    105    146    231        16    50      87    189        16    50      87    189
 Hartford Index HLS.......   65     98    133    204        14    42      73    161        14    42      73    161
 Hartford International
   Opportunities HLS......   69    108    151    241        17    53      92    200        17    53      92    200
 Hartford Money Market
   HLS....................   66    100    136    209        14    44      76    167        14    44      76    167
 Hartford Mortgage
   Securities HLS.........   66    100    136    209        14    44      76    167        14    44      76    167
 Hartford Stock HLS.......   66    100    136    209        14    44      76    167        14    44      76    167

EXAMPLE DC-1 (.75% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                           If you Surrender your          If you annuitize your          If you do not Surrender
                           Contract:                      Contract:                      your Contract:

                            1      3      5      10         1     3      5      10         1     3      5      10
 SUB-ACCOUNT               YEAR  YEARS  YEARS   YEARS     YEAR  YEARS  YEARS   YEARS     YEAR  YEARS  YEARS   YEARS
                            ---   ----   ----   ----       ---   ---    ----   ----       ---   ---    ----   ----
 Calvert Social
   Balanced...............  $68   $107   $148   $236       $17   $52    $ 89   $194       $17   $52    $ 89   $194
 Hartford Advisers HLS....   66    100    137    213        14    45      78    170        14    45      78    170
 Hartford Bond HLS........   65     96    130    197        13    41      70    154        13    41      70    154
 Hartford Capital
   Appreciation HLS.......   66    100    137    213        14    45      78    170        14    45      78    170
 Hartford Dividend and
   Growth HLS.............   66    101    138    215        15    46      79    172        15    46      79    172
 Hartford Index HLS.......   64     94    125    187        12    38      65    144        12    38      65    144
 Hartford International
   Opportunities HLS......   67    104    143    225        16    49      84    183        16    49      84    183
 Hartford Money Market
   HLS....................   64     95    128    193        13    39      68    150        13    39      68    150
 Hartford Mortgage
   Securities HLS.........   64     95    128    193        13    39      68    150        13    39      68    150
 Hartford Stock HLS.......   64     95    128    193        13    39      68    150        13    39      68    150

EXAMPLE DC-II (1.25% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                           If you Surrender your          If you annuitize your          If you do not Surrender
                           Contract:                      Contract:                      your Contract:

                            1      3      5      10         1     3      5      10         1     3      5      10
 SUB-ACCOUNT               YEAR  YEARS  YEARS   YEARS     YEAR  YEARS  YEARS   YEARS     YEAR  YEARS  YEARS   YEARS
                            ---   ----   ----   ----       ---   ---    ----   ----       ---   ---    ----   ----
 Calvert Social
   Balanced...............  $74   $125   $178   $298       $22   $69    $120   $257       $23   $70    $121   $259
 Hartford Advisers HLS
   (1)....................   72    117    165    270        19    61     105    229        20    62     107    230
 Hartford Bond HLS........   71    114    160    261        18    58     101    219        19    59     102    221
 Hartford Capital
   Appreciation
   HLS (1)................   72    117    165    272        19    61     106    230        20    62     107    231
 Hartford Dividend and
   Growth HLS.............   72    119    168    278        20    63     109    236        21    64     110    238
 Hartford Index HLS (2)...   66     99    134    206        13    42      73    162        14    43      74    163
 Hartford International
   Opportunities HLS......   73    122    173    288        21    66     114    247        22    67     115    248
 Hartford Money Market
   HLS....................   70    113    158    257        18    57      99    215        19    58     100    216
 Hartford Mortgage
   Securities HLS.........   70    113    158    257        18    57      99    215        19    58     100    216
 Hartford Stock HLS (1)...   70    113    158    256        18    57      98    214        19    58      99    215

------------
(1) We voluntarily reduce the charge for administrative undertakings in certain sub-accounts in DC-II. The reduced total for mortality, expense risk and administrative undertakings in these Sub-Accounts is as follows: Hartford Stock HLS, 1.24%; Hartford Advisers HLS, 1.20%; and Hartford Capital Appreciation HLS, 1.21%.

(2) We voluntarily limit the applicable charge for mortality, expense risk and administrative undertakings for Hartford Index HLS Sub-Account so that when combined with the expenses of the underlying Fund, the total does not exceed 1.25%.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain Qualified Plans.

    Contract Owners who purchased a prior series of Contracts can make Contributions to such Contracts subject to the terms and provisions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of the Sales Charges and other expenses applicable to earlier series of Contracts.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Account.

    During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "MayI transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    We do not deduct at the time Contributions are made to the Contract. We deduct a contingent deferred sales charge ("Sales Charge") from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. For Contracts under which contributions are held under Separate Account DC I, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Sixth Year.....................       5%
During the Seventh through Eighth Year......................       4%
During the Ninth through Tenth Year.........................       3%
During the Eleventh through Twelfth Year....................       2%
Thirteenth Year and thereafter..............................       0%

    For Contracts under which contributions are held under Separate Account DC II, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Eighth Year....................       5%
During the Ninth through Fifteenth Year.....................       3%
Sixteenth Year and thereafter...............................       0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.

    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for mortality, expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                   SEPARATE
                                                                    ACCOUNT
                                                              -------------------
                                                                DC-I      DC-II
                                                              --------   --------
Annual rate
 (Contract values of $50,000,000 or less):                     0.90%      1.25%
Annual rate
 (Contract values in excess of $50,000,000):                   0.75%      1.25%

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Maintenance Fee is $25 per year and is currently assessed against any Participant Account value in DC-II. Such fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%. (See "Contract Charges").

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, we will allocate Contract values held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT FOR THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    Hartford Advisers HLS, Hartford Bond HLS, Calvert Social Balanced, Hartford Capital Appreciation HLS, Hartford Dividend and Growth HLS, Hartford Index HLS, Hartford International Opportunities HLS, Hartford Money Market HLS, Hartford Mortgage Securities HLS, and Hartford Stock HLS Sub-Accounts may include total return in advertisements or other sales material.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all total fund operating expenses, the contingent deferred sales change, the highest charge for mortality, expense risk and administrative undertakings, and the highest Annual Maintenance Fee, where applicable.

    The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures are net of total fund operating expenses, the actual charge for mortality, expense risk and administrative undertakings, and do not take into account contingent deferred sales charges and the Annual Maintenance Fee, where applicable. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    Hartford Bond HLS and Hartford Mortgage Securities HLS Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee, where applicable.

    Hartford Money Market HLS Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee, where applicable.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to

Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

RATING AGENCY                        EFFECTIVE DATE OF RATING  RATING            BASIS OF RATING
-------------                        ------------------------  ------  -----------------------------------
A.M. Best and Company, Inc.                    4/1/00             A+   Financial performance
Standard & Poor's                              8/1/00            AA    Insurer financial strength
Fitch                                         12/1/00            AA+   Financial strength
Moody's                                       10/1/00           Aa3    Insurer Financial Strength

    These ratings apply to Hartford's ability to meet its obligation under the contract. The ratings do not apply to the Separate Account or the underlying Funds.

                             THE SEPARATE ACCOUNTS

    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.

    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

    - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

    - Is not subject to the liabilities arising out of any other business Hartford may conduct.

    - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

    - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

    - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS

    Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

    Each Hartford HLS Fund available in this Contract is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

    Calvert Asset Management Company, Inc. serves as investment adviser and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-adviser to the equity portion of the Portfolio is NCM Capital Management Inc. ("NCM").

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    The investment goals of each of the Funds are as follows:

                               HARTFORD HLS FUNDS

  HARTFORD ADVISERS HLS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

  HARTFORD BOND HLS FUND

    Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor
Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

  HARTFORD CAPITAL APPRECIATION HLS FUND

    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

  HARTFORD DIVIDEND AND GROWTH HLS FUND

    Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

  HARTFORD INDEX HLS FUND

    Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

* "STANDARD & POOR'S-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and affiliates. Hartford Index HLS Fund, Inc. ("Index Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

  HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

  HARTFORD MONEY MARKET HLS FUND

    Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

  HARTFORD MORTGAGE SECURITIES HLS FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

  HARTFORD STOCK HLS FUND

    Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

                                  CALVERT FUND

  CALVERT SOCIAL BALANCED PORTFOLIO

    Seeks to achieve a competitive return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

                                   ALL FUNDS

    Hartford Advisers HLS Sub-Account was not available under Contracts issued prior to May 2, 1983. Hartford Capital Appreciation HLS Sub-Account was not available under Contracts issued prior to May 1, 1984. Hartford Mortgage Securities HLS Sub-Account was not available under Contracts issued prior to January 15, 1985. Hartford Index HLS Sub-Account was not available under Contracts issued prior to May 1, 1987. Hartford Dividend and Growth HLS Sub-Account was not available under Contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a Contract may be requested in writing by the Contract Owner.

    MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

    - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

    - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets.

    DECLARED RATE OF INTEREST -- We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.

    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

    GUARANTEED RATE OF INTEREST -- For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

    DISTRIBUTIONS AND TRANSFERS -- We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

                      ADDITIONAL SEPARATE ACCOUNTS OFFERED
                              UNDER THE CONTRACTS

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

    SALES CHARGE: The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

    - the cost of preparing sales literature,

    - commissions and other compensation paid to distributing organizations and their sales personnel, and

    - other distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. For Contracts for which contributions are held under DC-I during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Sixth Year.....................       5%
During the Seventh through Eighth Year......................       4%
During the Ninth through Tenth Year.........................       3%
During the Eleventh through Twelfth Year....................       2%
Thirteenth Year and thereafter..............................       0%

    For Contracts for which contributions are held under DC-II during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Eighth Year....................       5%
During the Ninth through Fifteenth Year.....................       3%
Sixteenth Year and thereafter...............................       0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge.

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and
(2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

    - death;

    - financial hardship, as defined in the Plan;

    - separation from service; or

    - retirement.

    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                   SEPARATE
                                                                    ACCOUNT
                                                              -------------------
                                                                DC-I      DC-II
                                                              --------   --------
Annual rate
   (Contract values of $50,000,000 or less):                   0.90%      1.25%
Annual rate
   (Contract values in excess of $50,000,000):                 0.75%      1.25%

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

    Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, including certain administrative expenses, if greater than the deductions provided for in the Contracts because of our expense and mortality undertakings.

    There are two types of mortality risks:

    - mortality risks during the Accumulation Period

    - mortality risks during the Annuity Period

    We take a mortality risk in the Accumulation Period because we assume the mortality risk for the death benefit in event of the death of an Annuitant before commencement of Annuity payments, in periods of declining value.

    We take a mortality risk during the Annuity Period because we agree to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuitant Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. We also assume the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

    The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the Contract.

    We may reduce the rate charged for the mortality, expense risk and administrative undertakings under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). The rate charged for the mortality, expense risk, and administrative undertakings may be periodically increased but will not exceed 2.00% per year, provided, however, that no such increase will occur unless the Commission first approves such increase.

    HIG EMPLOYER SPONSORED IRA: We have issued a Contract to Hartford Fire Insurance Company (a parent company of Hartford) who acts as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account ("HIG IRA"). We do not deduct mortality and expense risk charges from the Separate Account's assets in connection in the HIG IRA; however we make a deduction of 0.15% from the assets of the HIG IRA for certain administration undertakings. All costs of the mortality and expense risk undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since this plan is only available to HIG employees and is intended to be an additional benefit to eligible HIG employees. The HIG IRA is not unfairly discriminatory against any person, including the affected Contract Owners or Participants, in that the HIG IRA does not affect present or future charges, rights, benefits or contract values.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under the Contracts. Currently, there is an Annual Maintenance Fee of $25 assessed against any Participant's Account value in Separate Account DC-II. The Annual Maintenance Fee may be reduced or waived (see "Contract Charges -- Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract,
(4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code.

    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section
457(f) of the Code.

    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

    Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts or the General Account option to one or more Sub-Accounts, the General Account option, or any combination thereof during the Accumulation Period. You can make these transfers and changes in allocations by

    - written request,

    - by calling 1-800-528-9009, or

    - where available, electronically by Internet through our web site at http://retire.hartfordlife.com.

    Any transfers or changes will be effected as of the date we receive your request in good order at our Administrative Office.

    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.

    The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992:

    Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Hartford Money Market Sub-Account, or to any money market sub-account established in the future, are prohibited.

    Similarly, transfers of assets presently held in the Hartford Money Market Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.

    We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone or electronic requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded. Transfer requests initiated electronically require a personal identification number.

    IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

    The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and subtracting (c) where:

(a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at http:/retire.hartfordlife.com.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

    - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

    - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the payable amount is taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payment options under the Separate Account (see "Annuity payment options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will make the payments described below to the Beneficiary under the following Annuity payment options, subject to the specific terms of those Annuity payment options:

x  Life Annuity (Option 1)

x  Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)

x  Unit Refund Life Annuity (Option 3)

x  Joint and Last Survivor Life Annuity (Option 4)

x  Payments for a Designated Period (Option 5)

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE
59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER AND PARTICIPANTS. THE CONTRACT OWNER AND PARTICIPANTS, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any contingent deferred sales charges from the partial Surrender (see "Contract Charges").

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Except with respect to Annuity Payment Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Option 5 will be subject to a Sales Charge, if applicable.

    WHAT ARE ANNUITY RIGHTS?

    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be the first day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

    For Contracts issued to Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                        total amount applied under the option
 (a)  =                    at the Annuity Commencement Date
         --------------------------------------------------------------------
                 Annuity Unit value at the Annuity Commencement Date

         number of Annuity Units represented by         number of monthly
 (b)  =  each monthly Annuity payment made         X    Annuity payments made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

    HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How is the Accumulation Unit value determined?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

    Here is an example of how a Variable Annuity is determined:

                       ILLUSTRATION OF ANNUITY PAYMENTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

  A. Net amount applied........................................  $139,782.50
  B. Initial monthly income per $1,000 of payment applied......         6.13
  C. Initial monthly payment (A X B  DIVIDED BY 1,000).........  $    856.87
  D. Annuity Unit Value........................................        3.125
  E. Number of monthly annuity units (C  DIVIDED BY D)               274.198
  F. Assume annuity unit value for second month equal to.......        2.897
  G. Second monthly payment (F X E)............................  $    794.35
  H. Assume annuity unit value for third month equal to........        3.415
  I. Third month payment (H X E)                                 $    936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. HARTFORD AND DC-I AND DC-II

    DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Code. By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While we have no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

    DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

  1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS

    Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

  2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

    Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code,
  subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

    - after the participating employee attains age 59 1/2;

    - upon separation from service;

    - upon death or disability; or

    - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

  3. DEFERRED COMPENSATION PLANS UNDER SECTION 457

    A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

    All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

    In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

    - attains age 70 1/2,

    - separates from service,

    - dies, or

    - suffers an unforeseeable financial emergency as defined in the Code.

    Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

  4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

    TRADITIONAL IRAS Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

    SIMPLE IRAS Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

    ROTH IRAS Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

  5. FEDERAL TAX PENALTIES AND WITHHOLDING

    Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

    (a) PENALTY TAX ON EARLY DISTRIBUTIONS

      Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

    - Made on or after the date on which the employee reaches age 59 1/2;

    - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

    - Attributable to the employee's becoming disabled (as defined in the Code);

    - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

    - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

    - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

    - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

    - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

      If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

    (b) MINIMUM DISTRIBUTION PENALTY TAX

      If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

      An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

    - the calendar year in which the individual attains age 70 1/2; or

    - the calendar year in which the individual retires from service with the employer sponsoring the plan.

      The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

      The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

    - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

    - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

      Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

      If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

      If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult your tax or legal adviser with any questions regarding the new proposed regulations.

    (c) WITHHOLDING

      In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

      Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

    - the non-taxable portion of the distribution;

    - required minimum distributions;

    - hardship distributions; or

    - direct transfer distributions.

      Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

      Certain states require withholding of state taxes when federal income tax is withheld.

D. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your contract be adequately diversified.

    Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations require, among other things, that:

    - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

    - no more than 70% is represented by any two investments,

    - no more than 80% is represented by any three investments and

    - no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

F. CONTRACTS OWNED BY NON-NATURAL PERSONS

    Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

    - certain annuities held by structured settlement companies,

    - certain annuities held by an employer with respect to a terminated qualified retirement plan and

    - certain immediate annuities.

    A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

    If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW ARE THE CONTRACTS SOLD?

    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

    The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

    Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

    There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Christine Hayer Repasy, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at http:// retire.hartfordlife.com.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    The following information should be read in conjunction with the financial statements for the Separate Accounts included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
                                       2000       1999       1998       1997       1996       1995       1994
                                     --------   --------   --------   --------   --------   --------   --------
DC-I
HARTFORD BOND HLS SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at
 beginning of period...............  $  4.874   $  4.979   $   4.61   $  4.201   $  4.099   $  3.499   $  3.689
Accumulation unit value at end of
 period............................  $  5.355   $  4.837   $  4.979   $  4.641   $  4.201   $  4.099   $  3.499
Number accumulation units
 outstanding at end of period
 (in thousands)....................     3,053      7,197     10,752      8.821      8,711      8,630      9,090
HARTFORD STOCK HLS SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at
 beginning of period...............  $ 22.672   $ 19.085   $ 14.413   $ 11.059   $  8.979   $  6.773   $  6.990
Accumulation unit value at end of
 period............................  $ 20.825   $ 22.672   $ 19.085   $ 14.413   $ 11.059   $  8.979   $  6.773
Number accumulation units
 outstanding at end of period
 (in thousands)....................    11,100     28,666     44,464     44,558     42,224     39,271     39,551
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
(INCEPTION DATE JUNE 14, 1982)
Accumulation unit value at
 beginning of period...............  $  3.109   $  2.987   $  2.861   $  2.738   $  2.629   $  2.515   $  2.450
Accumulation unit value at end of
 period............................  $  3.260   $  3.109   $  2.987   $  2.861   $  2.738   $  2.629   $  2.515
Number accumulation units
 outstanding at end of period
 (in thousands)....................     4,853     12,051     13,525     11,208      9,609      7,884      9,548
HARTFORD ADVISERS HLS SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at
 beginning of period...............  $  7.061   $  6.436   $  5.204   $  4.213   $  3.649   $  2.876   $  2.993
Accumulation unit value at end of
 period............................  $  6.923   $  7.061   $  6.436   $  5.204   $  4.213   $  3.649   $  2.876
Number accumulation units
 outstanding at end of period
 (in thousands)....................    30,649    101,430    140,627    137,947    136,232    128,415    126,437
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at
 beginning of period...............  $ 12.420   $  9.109   $  7.952   $  6.552   $  5.482   $  4.257   $  4.204
Accumulation unit value at end of
 period............................  $ 13.898   $ 12.420   $  9.109   $  7.952   $  6.552   $  5.482   $  4.257
Number accumulation units
 outstanding at end of period
 (in thousands)....................    17,304     39,292     56,416     62,609     59,279     52,278     46,086

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1993       1992       1991
                                     --------   --------   --------
DC-I
HARTFORD BOND HLS SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at
 beginning of period...............  $  3.388   $  3.251   $  2.827
Accumulation unit value at end of
 period............................  $  3.689   $  3.388   $  3.251
Number accumulation units
 outstanding at end of period
 (in thousands)....................    10,092     10,253     10,201
HARTFORD STOCK HLS SUB-ACCOUNT
(INCEPTION DATE AUGUST 3, 1982)
Accumulation unit value at
 beginning of period...............  $  6.190   $  5.695   $  4.628
Accumulation unit value at end of
 period............................  $  6.990   $  6.190   $  5.695
Number accumulation units
 outstanding at end of period
 (in thousands)....................    37,542     34,861     32,700
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
(INCEPTION DATE JUNE 14, 1982)
Accumulation unit value at
 beginning of period...............  $  2.410   $  2.354   $  2.248
Accumulation unit value at end of
 period............................  $  2.450   $  2.410   $  2.354
Number accumulation units
 outstanding at end of period
 (in thousands)....................     9,298      9,999     10,936
HARTFORD ADVISERS HLS SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at
 beginning of period...............  $  2.700   $  2.524   $  2.123
Accumulation unit value at end of
 period............................  $  2.993   $  2.700   $  2.524
Number accumulation units
 outstanding at end of period
 (in thousands)....................   119,064    105,648     93,981
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at
 beginning of period...............  $  3.524   $  3.050   $  2.004
Accumulation unit value at end of
 period............................  $  4.204   $  3.524   $  3.050
Number accumulation units
 outstanding at end of period
 (in thousands)....................    36,598     25,900     19,437

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
                                       2000       1999       1998       1997       1996       1995       1994
                                     --------   --------   --------   --------   --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at
 beginning of period...............  $  2.802   $  2.783   $  2.628   $  2.430   $  2.335   $  2.034   $  2.093
Accumulation unit value at end of
 period............................  $  3.054   $  2.802   $  2.783   $  2.628   $  2.430   $  2.335   $  2.034
Number accumulation units
 outstanding at end of period
 (in thousands)....................     2,107      6,078      8,947      9,204     10,597     11,067     10,782
HARTFORD INDEX HLS SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1987)
Accumulation unit value at
 beginning of period...............  $  3.007   $  2.392   $  1.907   $  1.520   $  2.353   $  1.738   $  1.735
Accumulation unit value at end of
 period............................  $  4.727   $  3.007   $  2.392   $  1.907   $  1.520   $  2.353   $  1.738
Number accumulation units
 outstanding at end of period
 (in thousands)....................    14,388     62,941     81,407     67,788     49,989     19,816     15,356
CALVERT SOCIAL BALANCED SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at
 beginning of period                 $  3.291   $  2.955   $  2.563   $  2.152   $  1.929   $  1.504   $  1.573
Accumulation unit value at end of
 period............................  $  3.150   $  3.291   $  2.955   $  2.563   $  2.152   $  1.929   $  1.504
Number accumulation units
 outstanding at end of period
 (in thousands)....................     3,165      7,927     11,080     10.795     10,160      9,009      7,899
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at
 beginning of period...............  $  2.305   $  1.662   $  1.481   $  1.488   $  1.330   $  1.181   $  1.220
Accumulation unit value at end of
 period............................  $  1.889   $  2.305   $  1.662   $  1.459   $  1.488   $  1.330   $  1.181
Number accumulation units
 outstanding at end of period
 (in thousands)....................     9,369     22,410     32,407     38,369     43,558     35,671     38,270
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at
 beginning of period...............  $  2.349   $  2.250   $  1.949   $  1.490   $  1.224   $  1.000         --
Accumulation unit value at end of
 period............................  $  2.576   $  2.349   $   2.50   $  1.949   $  1.490   $  1.224         --
Number accumulation units
 outstanding at end of period
 (in thousands)....................     9,524     22,927     36,162     37,647     20,897      6,317         --

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1993       1992       1991
                                     --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at
 beginning of period...............  $  1.993   $  1.929   $  1.702
Accumulation unit value at end of
 period............................  $  2.093   $  1.993   $  1.929
Number accumulation units
 outstanding at end of period
 (in thousands)....................    11,722     12,046     11,855
HARTFORD INDEX HLS SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1987)
Accumulation unit value at
 beginning of period...............  $  1.605   $  1.522   $  1.190
Accumulation unit value at end of
 period............................  $  1.735   $  1.605   $  1.522
Number accumulation units
 outstanding at end of period
 (in thousands)....................    13,489     11,720      8,519
CALVERT SOCIAL BALANCED SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at
 beginning of period                 $  1.475   $  1.388   $  1.207
Accumulation unit value at end of
 period............................  $  1.573   $  1.475   $  1.388
Number accumulation units
 outstanding at end of period
 (in thousands)....................     7,199      5,215      3,508
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at
 beginning of period...............  $  0.924   $  0.979   $  0.877
Accumulation unit value at end of
 period............................  $  1.220   $  0.924   $  0.979
Number accumulation units
 outstanding at end of period
 (in thousands)....................    19,894      8,061      4,663
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at
 beginning of period...............        --         --         --
Accumulation unit value at end of
 period............................        --         --         --
Number accumulation units
 outstanding at end of period
 (in thousands)....................        --         --         --

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
                                       2000       1999       1998       1997       1996       1995       1994
                                     --------   --------   --------   --------   --------   --------   --------
DC-II (1.25%)
HARTFORD BOND HLS SUB-ACCOUNT
(INCEPTION DATE AUGUST 25, 1982)
Accumulation unit value at
 beginning of period...............  $  4.796   $  4.917   $  4.604   $  4.187   $  4.095   $  3.500   $  3.689
Accumulation unit value at end of
 period............................  $  5.366   $  4.796   $  4.917   $  4.604   $  4.187   $  4.095   $  3.500
Number accumulation units
 outstanding at end of period
 (in thousands)....................     2,986      3,141      1,804      1,606      1,655      1,368      1,123
HARTFORD STOCK HLS SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at
 beginning of period...............  $ 21.649   $ 18.846   $ 14.295   $ 11.017   $  8.968   $  6.771   $  6.988
Accumulation unit value at end of
 period............................  $ 19.544   $ 21.649   $ 18.846   $ 14.295   $ 11.017   $  8.968   $  6.771
Number accumulation units
 outstanding at end of period
 (in thousands)....................    10,427     11,207      4,483      5,082      4,885      4,413      3,885
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at
 beginning of period...............  $  3.061   $  2.947   $  2.834   $  2.725   $  2.624   $  2.512   $  2.447
Accumulation unit value at end of
 period............................  $  3.301   $  3.061   $  2.947   $  2.834   $  2.725   $  2.624   $  2.512
Number accumulation units
 outstanding at end of period
 (in thousands)....................     1,905      2,145      1,567      1,473      1,333        989        905
HARTFORD ADVISERS HLS SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at
 beginning of period...............  $  7.021   $  6.366   $  5.168   $  4.201   $  3.647   $  2.876   $  2.993
Accumulation unit value at end of
 period............................  $  6.975   $  7.021   $  6.366   $  5.168   $  4.201   $  3.647   $  2.876
Number accumulation units
 outstanding at end of period
 (in thousands)....................    13,598     14,450      8,737     10,299     10,505      9,212      8,279
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at
 beginning of period...............  $ 12.389   $  9.001   $  7.896   $  6.533   $  5.478   $  4.257   $  4.204
Accumulation unit value at end of
 period............................  $ 13.740   $ 12.389   $  9.001   $  7.896   $  6.533   $  5.478   $  4.257
Number accumulation units
 outstanding at end of period
 (in thousands)....................    12,759     12,159      7,529     11,032     10,979      9,081      6,923

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1993       1992       1991
                                     --------   --------   --------
DC-II (1.25%)
HARTFORD BOND HLS SUB-ACCOUNT
(INCEPTION DATE AUGUST 25, 1982)
Accumulation unit value at
 beginning of period...............  $  3.389   $  3.251   $  2.827
Accumulation unit value at end of
 period............................  $  3.689   $  3.389   $  3.251
Number accumulation units
 outstanding at end of period
 (in thousands)....................       992        816        732
HARTFORD STOCK HLS SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at
 beginning of period...............  $  6.188   $  5.694   $  4.627
Accumulation unit value at end of
 period............................  $  6.988   $  6.188   $  5.694
Number accumulation units
 outstanding at end of period
 (in thousands)....................     3,181      2,517      1,885
HARTFORD MONEY MARKET HLS
 SUB-ACCOUNT
(INCEPTION DATE JUNE 29, 1982)
Accumulation unit value at
 beginning of period...............  $  2.407   $  2.351   $  2.245
Accumulation unit value at end of
 period............................  $  2.447   $  2.407   $  2.351
Number accumulation units
 outstanding at end of period
 (in thousands)....................       886        884        929
HARTFORD ADVISERS HLS SUB-ACCOUNT
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at
 beginning of period...............  $  2.700   $  2.524   $  2.123
Accumulation unit value at end of
 period............................  $  2.993   $  2.700   $  2.524
Number accumulation units
 outstanding at end of period
 (in thousands)....................     7,023      7,323      6,220
HARTFORD CAPITAL APPRECIATION HLS
 SUB-ACCOUNT
(INCEPTION DATE APRIL 2, 1984)
Accumulation unit value at
 beginning of period...............  $  3.524   $  3.050   $  2.004
Accumulation unit value at end of
 period............................  $  4.204   $  3.524   $  3.050
Number accumulation units
 outstanding at end of period
 (in thousands)....................     4,940      3,276      2,113

                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
                                       2000       1999       1998       1997       1996       1995       1994
                                     --------   --------   --------   --------   --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at
 beginning of period...............  $  2.799   $  2.747   $  2.606   $  2.421   $  2.333   $  2.034   $  2.093
Accumulation unit value at end of
 period............................  $  3.160   $  2.799   $  2.747   $  2.606   $  2.421   $  2.333   $  2.034
Number accumulation units
 outstanding at end of period
 (in thousands)....................     1,081      1,200        891      1,035      1,141      1,149        994
HARTFORD INDEX HLS SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1985)
Accumulation unit value at
 beginning of period...............  $  5.729   $  4.755   $  3.745   $  2.848   $  2.353   $  1.738   $  1.735
Accumulation unit value at end of
 period............................  $  5.191   $  5.729   $  4.755   $  3.745   $  2.848   $  2.353   $  1.738
Number accumulation units
 outstanding at end of period
 (in thousands)....................    10,101     10,126      6,393      5,415      4,378      3,153      2,376
CALVERT SOCIAL BALANCED SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at
 beginning of period...............  $  3.052   $  2.750   $  2.396   $  2.021   $  1.817   $  1.417   $  1.483
Accumulation unit value at end of
 period............................  $  3.057   $  3.052   $  2.750   $  2.396   $  2.021   $  1.817   $  1.417
Number accumulation units
 outstanding at end of period
 (in thousands)....................     1,595      1,628      1,263      1,291      1,193        923        693
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at
 beginning of period...............  $  2.288   $  1.641   $  1.469   $  1.483   $  1.329   $  1.181   $  1.220
Accumulation unit value at end of
 period............................  $  1.952   $  2.288   $  1.641   $  1.469   $  1.483   $  1.329   $  1.181
Number accumulation units
 outstanding at end of period
 (in thousands)....................     6,087      6,548      4,166      5,864      5,996      4,520      3,640
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at
 beginning of period...............  $  2.314   $  2.222   $  1.933   $  1.490   $  1.223   $  1.000         --
Accumulation unit value at end of
 period............................  $  2.589   $  2.314   $  2.222   $  1.933   $  1.490   $  1.223         --
Number accumulation units
 outstanding at end of period
 (in thousands)....................     9,776      9,983      8,150      6,877      3,874        558         --

                                        YEAR ENDED DECEMBER 31,
                                     ------------------------------
                                       1993       1992       1991
                                     --------   --------   --------
HARTFORD MORTGAGE SECURITIES HLS
 SUB-ACCOUNT
(INCEPTION DATE JANUARY 15, 1985)
Accumulation unit value at
 beginning of period...............  $  1.993   $  1.929   $  1.702
Accumulation unit value at end of
 period............................  $  2.093   $  1.993   $  1.929
Number accumulation units
 outstanding at end of period
 (in thousands)....................       942        802        736
HARTFORD INDEX HLS SUB-ACCOUNT
(INCEPTION DATE JUNE 3, 1985)
Accumulation unit value at
 beginning of period...............  $  1.605   $  1.522   $  1.190
Accumulation unit value at end of
 period............................  $  1.735   $  1.605   $  1.522
Number accumulation units
 outstanding at end of period
 (in thousands)....................     1,862      1,437        871
CALVERT SOCIAL BALANCED SUB-ACCOUNT
(INCEPTION DATE JANUARY 25, 1989)
Accumulation unit value at
 beginning of period...............  $  1.391   $  1.308   $  1.138
Accumulation unit value at end of
 period............................  $  1.483   $  1.391   $  1.308
Number accumulation units
 outstanding at end of period
 (in thousands)....................       498        317        187
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at
 beginning of period...............  $  0.924   $  0.979   $  0.877
Accumulation unit value at end of
 period............................  $  1.220   $  0.924   $  0.979
Number accumulation units
 outstanding at end of period
 (in thousands)....................     1,495        553        220
HARTFORD DIVIDEND AND GROWTH HLS
 SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1995)
Accumulation unit value at
 beginning of period...............        --         --         --
Accumulation unit value at end of
 period............................        --         --         --
Number accumulation units
 outstanding at end of period
 (in thousands)....................        --         --         --

                                  APPENDIX II
                        ACCUMULATION PERIOD UNDER PRIOR
                                GROUP CONTRACTS

    Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

       Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:

                                                                                     MINIMUM    TOTAL AS %
                                                                TOTAL      SALES      DEATH       OF NET
AGGREGATE CONTRIBUTION AMOUNTS TO THE SUB-ACCOUNTS' INVESTED  DEDUCTION   EXPENSES   BENEFIT      AMOUNT
------------------------------------------------------------  ---------   --------   -------      ------
DEDUCTIONS                                                                PORTION REPRESENTING
On the first $2,500.......................................      7.00%      6.25%       .75%        7.53%
On the next $47,500.......................................      3.50%      2.75%       .75%        3.63%
On the next $50,000.......................................      2.00%      1.25%       .75%        2.04%
On the excess over $100,000...............................      1.00%       .25%       .75%        1.01%

---------

* This illustration does not assume the payment of any Premium Taxes.

    Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Bond Fund and Stock Fund Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

    Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

    Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES

  1. MORTALITY AND EXPENSE RISK UNDERTAKINGS

    Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

    In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

    For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Bond Fund, Stock Fund and Money Market Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.

  2. ANNUAL MAINTENANCE FEE

    There will be an Annual Maintenance Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

    This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the each Participant's Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Stock Fund Sub-Account of DC-I. If the Stock Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Bond Fund Sub-Account of DC-I. The fee is not applicable to the Money Market Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

  3. PREMIUM TAXES

    A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at Surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                       PAGE
-------                                                       ----
GENERAL INFORMATION.........................................     2
  Safekeeping of Assets.....................................     2
  Independent Public Accountants............................     2
  Non-Participating.........................................     3
  Misstatement of Age or Sex................................     3
  Principal Underwriter.....................................     4
PERFORMANCE RELATED INFORMATION.............................     4
  Total Return for all Sub-Accounts.........................     4
  Yield for Sub-Accounts....................................     5
  Money Market Sub-Accounts.................................     5
  Additional Materials......................................     6
  Performance Comparisons...................................     6
PERFORMANCE TABLES..........................................     8
FINANCIAL STATEMENTS........................................  SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

       a. attained age 59 1/2

       b. separated from service

       c. died, or

       d. become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

    Also there may be a 10% penalty tax for distributions made prior to age
59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    Name of Contractholder/Participant _________________________________________
    Address ____________________________________________________________________
    City or Plan/School District _______________________________________________
    Date _______________________________________________________________________

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    Please send a Statement of Additional
Information for Separate Account DC-I and Separate
Account Two (DC-II) (Form HV-1009-32/S) to me at the following address:

    _________________________________________
                       Name

     _________________________________________
                      Address

     _________________________________________
         City/State               Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY

            DC VARIABLE ACCOUNT - I AND SEPARATE ACCOUNT TWO (DC-II)

                        GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2001
Date of Statement of Additional Information: May 1, 2001

                                TABLE OF CONTENTS
GENERAL INFORMATION...............................................................................................2
      Safekeeping of Assets.......................................................................................2
      Independent Public Accountants..............................................................................2
      Non-Participating...........................................................................................3
      Misstatement of Age or Sex..................................................................................3
      Principal Underwriter.......................................................................................4
PERFORMANCE RELATED INFORMATION...................................................................................4
      Total Return for all Sub-Accounts...........................................................................4
      Yield for Sub-Accounts......................................................................................5
      Money Market Sub-Accounts...................................................................................5
      Additional Materials........................................................................................6
      Performance Comparisons.....................................................................................6
PERFORMANCE TABLES................................................................................................8
FINANCIAL STATEMENTS...........................................................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000:
$7,304,167; 1999: $18,919,427; and 1998: $4,072,980.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

DCI (.75% mortality, expense risk & administrative charge)


SUB-ACCOUNT                                          SUB-ACCOUNT         1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                               INCEPTION
Hartford Advisers HLS                                 03/31/1988          (6.42%)      12.78%       12.32%          N/A
Hartford Bond HLS                                     03/31/1988           5.59%        4.55%        6.35%          N/A
Hartford Capital Appreciation HLS                     03/31/1988           6.76%       19.79%       21.29%          N/A
Hartford Dividend and Growth HLS                      03/08/1994           4.61%       15.26%        N/A           16.28%
Hartford Index HLS                                    03/31/1988         (14.67%)      15.89%       15.48%          N/A
Hartford International Opportunities HLS              07/02/1990         (21.83%)       6.09%        7.72%          N/A
Hartford Mortgage Securities HLS                      03/31/1988           3.99%        4.56%        5.76%          N/A
Hartford Money Market HLS                             03/31/1988           0.05%        3.45%        3.53%          N/A
Hartford Stock HLS                                    03/31/1988         (12.35%)      17.59%       16.08%          N/A
Calvert Social Balanced                               12/31/1988          (8.67%)       9.27%        9.77%          N/A


DCI (.90% mortality, expense risk & administrative charge)

SUB-ACCOUNT                                          SUB-ACCOUNT         1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                               INCEPTION
Hartford Advisers HLS                                 03/31/1988          (6.56%)      12.61%       12.24%          N/A
Hartford Bond HLS                                     03/31/1988           5.43%        4.40%        6.27%          N/A
Hartford Capital Appreciation HLS                     03/31/1988           6.60%       19.61%       21.21%          N/A
Hartford Dividend and Growth HLS                      03/08/1994           4.46%       15.10%        N/A           16.16%
Hartford Index HLS                                    03/31/1988         (14.79%)      15.75%       15.41%          N/A

SUB-ACCOUNT                                          SUB-ACCOUNT         1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                               INCEPTION
Hartford International Opportunities HLS              07/02/1990         (21.96%)       5.93%        7.64%          N/A
Hartford Mortgage Securities HLS                      03/31/1988           3.83%        4.41%        5.69%          N/A
Hartford Money Market HLS                             03/31/1988          (0.10%)       3.31%        3.46%          N/A
Hartford Stock HLS                                    03/31/1988         (12.49%)      17.43%       16.00%          N/A
Calvert Social Balanced                               12/31/1988          (8.80%)       9.11%        9.69%          N/A

DCII (1.25% mortality, expense risk and administrative charge)

SUB-ACCOUNT                                          SUB-ACCOUNT         1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                               INCEPTION
Hartford Advisers HLS                                 03/31/1988          (9.38%)      10.28%       10.35%          N/A
Hartford Bond HLS                                     03/31/1988           2.56%        1.72%        4.08%          N/A
Hartford Capital Appreciation HLS                     03/31/1988           3.73%       17.31%       19.84%          N/A
Hartford Dividend and Growth HLS                      03/08/1994           1.60%       12.85%        N/A           14.10%
Hartford Index HLS                                    03/31/1988         (17.59%)      14.00%       14.00%          N/A
Hartford International Opportunities HLS              07/02/1990         (24.73%)       3.66%        5.55%          N/A
Hartford Mortgage Securities HLS                      03/31/1988           0.96%        1.73%        3.41%          N/A
Hartford Money Market HLS                             03/31/1988          (2.95%)       0.58%        0.89%          N/A
Hartford Stock HLS                                    03/31/1988         (15.29%)      15.31%       14.19%          N/A
Calvert Social Balanced                               12/31/1988         (11.62%)       5.88%        7.55%          N/A

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

DCI (.75% mortality, expense risk & administrative charge)(1)

SUB-ACCOUNT                                              FUND            1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                            INCEPTION OF FUND
Hartford Advisers HLS                                 03/31/1983          (1.49%)      13.81%       12.62%           N/A

SUB-ACCOUNT                                              FUND            1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                           INCEPTION OF FUND
Hartford Bond HLS                                     08/31/1977          11.15%        5.63%        6.67%          N/A
Hartford Capital Appreciation HLS                     04/02/1984          12.38%       20.60%       21.44%          N/A
Hartford Dividend and Growth HLS                      03/08/1994          10.12%       16.21%        N/A           16.76%
Hartford Index HLS                                    05/01/1987         (10.18%)      16.82%       15.71%          N/A
Hartford International Opportunities HLS              07/02/1990         (17.72%)       7.40%        8.05%          N/A
Hartford Mortgage Securities HLS                      01/01/1985           9.46%        5.64%        6.08%          N/A
Hartford Money Market HLS                             06/30/1980           5.32%        4.52%        3.85%          N/A
Hartford Stock HLS                                    08/31/1977          (7.74%)      18.47%       16.30%          N/A
Calvert Social Balanced                               12/31/1988          (3.86%)      10.44%       10.13%          N/A

(1) Where the charge for mortality, expense risk and administrative undertakings is reduced for a Contract, the above charge will be replaced by the actual charge for that Contract.

DCI (.90% mortality, expense risk & administrative charge)(1)

SUB-ACCOUNT                                              FUND            1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                           INCEPTION OF FUND
Hartford Advisers HLS                                 03/31/1983          (1.64%)      13.65%       12.54%          N/A
Hartford Bond HLS                                     08/31/1977          10.98%        5.48%        6.59%          N/A
Hartford Capital Appreciation HLS                     04/02/1984          12.21%       20.43%       21.36%          N/A
Hartford Dividend and Growth HLS                      03/08/1994           9.96%       16.05%        N/A           16.64%
Hartford Index HLS                                    05/01/1987         (10.31%)      16.68%       15.64%          N/A
Hartford International Opportunities HLS              07/02/1990         (17.85%)       7.25%        7.97%          N/A
Hartford Mortgage Securities HLS                      01/01/1985           9.29%        5.49%        6.01%          N/A
Hartford Money Market HLS                             06/30/1980           5.16%        4.38%        3.78%          N/A
Hartford Stock HLS                                    08/31/1977          (7.88%)      18.31%       16.22%          N/A
Calvert Social Balanced                               12/31/1988          (4.00%)      10.28%       10.05%          N/A

(1) Where the charge for mortality, expense risk and administrative undertakings is reduced for a Contract, the above charge will be replaced by the actual charge for that

Contract.

DCII (1.25% mortality, expense risk and administrative charge)(1)

SUB-ACCOUNT                                              FUND            1 YEAR        5 YEAR      10 YEAR         SINCE
                                                    INCEPTION DATE                                           INCEPTION OF FUND
Hartford Advisers HLS                                 03/31/1983          (1.93%)      13.34%       12.38%          N/A
Hartford Bond HLS                                     08/31/1977          10.60%        5.15%        6.41%          N/A
Hartford Capital Appreciation HLS                     04/02/1984          11.86%       20.10%       21.18%          N/A
Hartford Dividend and Growth HLS                      03/08/1994           9.58%       15.68%        N/A           16.39%
Hartford Index HLS                                    05/01/1987         (10.24%)      16.74%       15.67%          N/A
Hartford International Opportunities HLS              07/02/1990         (18.13%)       6.91%        7.79%          N/A
Hartford Mortgage Securities HLS                      01/01/1985           8.91%        5.15%        5.83%          N/A
Hartford Money Market HLS                             06/30/1980           4.79%        4.05%        3.60%          N/A
Hartford Stock HLS                                    08/31/1977          (8.19%)      17.95%       16.03%          N/A
Calvert Social Balanced                               12/31/1988          (4.34%)       9.94%        9.87%          N/A

(1) Where the charge for mortality, expense risk and administrative undertakings is reduced for a Contract, the above charge will be replaced by the actual charge for that Contract.

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

DCI (.75% mortality, expense risk & administrative charge)

SUB-ACCOUNT                                                                              YIELD           EFFECTIVE YIELD
Hartford Money Market HLS                                                                5.49%                5.64%

DCI (.90% mortality, expense risk & administrative charge)

SUB-ACCOUNT                                                                              YIELD           EFFECTIVE YIELD
Hartford Money Market HLS                                                                5.33%                5.48%

DCII (1.25% mortality, expense risk & administrative charge)

SUB-ACCOUNT                                                                              YIELD           EFFECTIVE YIELD
Hartford Money Market HLS                                                                4.96%                5.08%

      YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

DCI (.75% mortality, expense risk & administrative charge)

SUB-ACCOUNT                                                                              YIELD
Hartford Bond HLS                                                                        5.35%
Hartford Mortgage Securities HLS                                                         5.89%

DCI (.90% mortality, expense risk & administrative charge)

Hartford Bond HLS                                                                        5.19%
Hartford Mortgage Securities HLS                                                         5.73%

DCII (1.25% mortality, expense risk & administrative charge)

Hartford Bond HLS                                                                        4.82%
Hartford Mortgage Securities HLS                                                         5.36%

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
DC VARIABLE ACCOUNT-I AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund and Calvert Social Balanced Portfolio sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
    Shares 14,755,991
    Cost $14,320,965
      Market Value.......  $16,348,192       --           --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
    Shares 39,313,241
    Cost $83,526,623
      Market Value.......      --       $231,167,207      --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 15,815,649
    Cost $15,815,649
      Market Value.......      --            --       $15,815,649
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
    Shares 79,619,966
    Cost $102,282,056
      Market Value.......      --            --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 40,582,986
    Cost $92,151,763
      Market Value.......      --            --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 5,654,939
    Cost $5,924,304
      Market Value.......      --            --           --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 18,259,606
    Cost $27,306,407
      Market Value.......      --            --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 12,982,358
    Cost $13,149,239
      Market Value.......      --            --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 11,554,941
    Cost $15,580,750
      Market Value.......      --            --           --
    Calvert Social
     Balanced Portfolio
    Shares 4,977,861
    Cost $6,865,126
      Market Value.......      --            --           --
  Due from Hartford Life
   Insurance Company.....      14,847         44,905      441,234
  Receivable from fund
   shares sold...........      --            --           --
                           -----------  ------------  -----------
  Total Assets...........  16,363,039    231,212,112   16,256,883
                           -----------  ------------  -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --           --
  Payable for fund shares
   purchased.............      14,813         44,845      437,438
                           -----------  ------------  -----------
  Total Liabilities......      14,813         44,845      437,438
                           -----------  ------------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $16,348,226  $231,167,267  $15,819,445
                           ===========  ============  ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........   3,052,884     11,100,354    4,852,584
  Unit Values*...........  $ 5.355011   $  20.825215  $  3.260005

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
    Shares 14,755,991
    Cost $14,320,965
      Market Value.......       --              --                --               --              --                --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
    Shares 39,313,241
    Cost $83,526,623
      Market Value.......       --              --                --               --              --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 15,815,649
    Cost $15,815,649
      Market Value.......       --              --                --               --              --                --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
    Shares 79,619,966
    Cost $102,282,056
      Market Value.......  $212,191,678         --                --               --              --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 40,582,986
    Cost $92,151,763
      Market Value.......       --          $240,494,497          --               --              --                --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 5,654,939
    Cost $5,924,304
      Market Value.......       --              --             $6,436,711          --              --                --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 18,259,606
    Cost $27,306,407
      Market Value.......       --              --                --           $68,011,809         --                --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 12,982,358
    Cost $13,149,239
      Market Value.......       --              --                --               --           $17,703,028          --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 11,554,941
    Cost $15,580,750
      Market Value.......       --              --                --               --              --            $24,538,178
    Calvert Social
     Balanced Portfolio
    Shares 4,977,861
    Cost $6,865,126
      Market Value.......       --              --                --               --              --                --
  Due from Hartford Life
   Insurance Company.....         5,863         --                --                38,218         --                 59,884
  Receivable from fund
   shares sold...........       --                60,879           21,366          --               281,851          --
                           ------------     ------------       ----------      -----------      -----------      -----------
  Total Assets...........   212,197,541      240,555,376        6,458,077       68,050,028       17,984,879       24,598,062
                           ------------     ------------       ----------      -----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                60,635           21,751          --               281,861          --
  Payable for fund shares
   purchased.............         5,910         --                --                38,256         --                 59,893
                           ------------     ------------       ----------      -----------      -----------      -----------
  Total Liabilities......         5,910           60,635           21,751           38,256          281,861           59,893
                           ------------     ------------       ----------      -----------      -----------      -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $212,191,631     $240,494,741       $6,436,326      $68,011,772      $17,703,018      $24,538,169
                           ============     ============       ==========      ===========      ===========      ===========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........    30,649,047       17,304,125        2,107,390       14,387,707        9,369,458        9,524,460
  Unit Values*...........  $   6.923270     $  13.898116       $ 3.054170      $  4.727075      $  1.889439      $  2.576332

                             CALVERT SOCIAL
                           BALANCED PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
    Shares 14,755,991
    Cost $14,320,965
      Market Value.......        --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
    Shares 39,313,241
    Cost $83,526,623
      Market Value.......        --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 15,815,649
    Cost $15,815,649
      Market Value.......        --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
    Shares 79,619,966
    Cost $102,282,056
      Market Value.......        --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 40,582,986
    Cost $92,151,763
      Market Value.......        --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 5,654,939
    Cost $5,924,304
      Market Value.......        --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 18,259,606
    Cost $27,306,407
      Market Value.......        --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 12,982,358
    Cost $13,149,239
      Market Value.......        --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 11,554,941
    Cost $15,580,750
      Market Value.......        --
    Calvert Social
     Balanced Portfolio
    Shares 4,977,861
    Cost $6,865,126
      Market Value.......      $9,965,725
  Due from Hartford Life
   Insurance Company.....           8,923
  Receivable from fund
   shares sold...........        --
                               ----------
  Total Assets...........       9,974,648
                               ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............           4,622
                               ----------
  Total Liabilities......           4,622
                               ----------
  Net Assets (variable
   annuity contract
   liabilities)..........      $9,970,026
                               ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       3,165,212
  Unit Values*...........      $ 3.149876

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account

_____________________________________ SA-3 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                       MONEY MARKET
                            BOND FUND    STOCK FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $  136,742   $   3,587,605   $2,008,406

  Mortality and expense
   undertakings..........    (209,923)     (3,669,805)    (217,534)
                           ----------   -------------   ----------
    Net investment (loss)
     income..............     (73,181)        (82,200)   1,790,872
                           ----------   -------------   ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --          60,637,565         (994)
                           ----------   -------------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     205,947      57,580,638      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   3,334,040    (162,948,369)     --
                           ----------   -------------   ----------
    Net gain (loss) on
     investments.........   3,539,987    (105,367,731)     --
                           ----------   -------------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $3,466,806   $ (44,812,366)  $1,789,878
                           ==========   =============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............  $   4,932,259    $  3,305,549       $    97,018    $  1,303,597      $    570,974     $   788,388

  Mortality and expense
   undertakings..........     (3,834,721)     (3,345,175)          (90,582)     (1,100,350)         (289,122)       (294,522)
                           -------------    ------------       -----------    ------------      ------------     -----------
    Net investment (loss)
     income..............      1,097,538         (39,626)            6,436         203,247           281,852         493,866
                           -------------    ------------       -----------    ------------      ------------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................     52,149,610      66,013,495          --             1,562,854         4,489,233       4,124,617
                           -------------    ------------       -----------    ------------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     77,161,697      62,914,855           (22,304)     21,226,035         3,511,601       3,545,026
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (139,952,847)    (71,116,613)        1,365,779     (40,662,467)      (16,258,312)     (3,866,894)
                           -------------    ------------       -----------    ------------      ------------     -----------
    Net gain (loss) on
     investments.........    (62,791,150)     (8,201,758)        1,343,475     (19,436,432)      (12,746,711)       (321,868)
                           -------------    ------------       -----------    ------------      ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  (9,544,002)   $ 57,772,111       $ 1,349,911    $(17,670,331)     $ (7,975,626)    $ 4,296,615
                           =============    ============       ===========    ============      ============     ===========

                             CALVERT SOCIAL
                           BALANCED PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............     $   394,644
  Mortality and expense
   undertakings..........        (152,968)
                              -----------
    Net investment (loss)
     income..............         241,676
                              -----------
CAPITAL GAINS INCOME
 (LOSS)..................         696,720
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       1,100,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (3,005,064)
                              -----------
    Net gain (loss) on
     investments.........      (1,904,913)
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  (966,517)
                              ===========

_____________________________________ SA-5 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $   (73,181) $    (82,200) $ 1,790,872
  Capital gains income
   (loss)................      --         60,637,565         (994)
  Net realized gain
   (loss) on security
   transactions..........      205,947    57,580,638      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    3,334,040  (162,948,369)     --
                           -----------  ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,466,806   (44,812,366)   1,789,878
                           -----------  ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............    3,495,835    31,675,190    3,347,830
  Net transfers..........  (21,650,152) (366,908,086) (21,660,610)
  Surrenders for benefit
   payments and fees.....   (3,777,228)  (38,699,285)  (5,123,350)
                           -----------  ------------  -----------
  Net decrease in net
   assets resulting from
   unit transactions.....  (21,931,545) (373,932,181) (23,436,130)
                           -----------  ------------  -----------
  Net decrease in net
   assets................  (18,464,739) (418,744,547) (21,646,252)
NET ASSETS:
  Beginning of period....   34,812,965   649,911,814   37,465,697
                           -----------  ------------  -----------
  End of period..........  $16,348,226  $231,167,267  $15,819,445
                           ===========  ============  ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,603,181  $ (1,071,768) $ 1,462,553
  Capital gains income...      308,039    63,567,855          974
  Net realized gain on
   security
   transactions..........      446,938   194,109,792      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (3,554,082) (126,167,137)     --
                           -----------  ------------  -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............   (1,195,924)  130,438,742    1,463,527
                           -----------  ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............    3,207,870    57,188,543    2,777,236
  Net transfers..........   (7,476,531)  (82,392,780)   3,061,293
  Surrenders for benefit
   payments and fees.....  (13,250,066) (307,416,804) (10,239,180)
                           -----------  ------------  -----------
  Net decrease in net
   assets resulting from
   unit transactions.....  (17,518,727) (332,621,041)  (4,400,651)
                           -----------  ------------  -----------
  Net decrease in net
   assets................  (18,714,651) (202,182,299)  (2,937,124)
NET ASSETS:
  Beginning of period....   53,527,616   852,094,113   40,402,821
                           -----------  ------------  -----------
  End of period..........  $34,812,965  $649,911,814  $37,465,697
                           ===========  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $  1,097,538     $    (39,626)      $     6,436    $    203,247      $   281,852      $   493,866
  Capital gains income
   (loss)................    52,149,610       66,013,495          --             1,562,854        4,489,233        4,124,617
  Net realized gain
   (loss) on security
   transactions..........    77,161,697       62,914,855           (22,304)     21,226,035        3,511,601        3,545,026
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................  (139,952,847)     (71,116,613)        1,365,779     (40,662,467)     (16,258,312)      (3,866,894)
                           ------------     ------------       -----------    ------------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (9,544,002)      57,772,111         1,349,911     (17,670,331)      (7,975,626)       4,296,615
                           ------------     ------------       -----------    ------------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    40,242,843       32,390,253         1,362,719      21,679,383        3,849,396        6,089,860
  Net transfers..........  (497,266,953)    (305,936,364)      (11,810,944)   (115,361,246)     (27,234,354)     (36,736,881)
  Surrenders for benefit
   payments and fees.....   (37,457,739)     (31,719,356)       (1,495,860)     (9,876,909)      (2,601,242)      (2,976,694)
                           ------------     ------------       -----------    ------------      -----------      -----------
  Net decrease in net
   assets resulting from
   unit transactions.....  (494,481,849)    (305,265,467)      (11,944,085)   (103,558,772)     (25,986,200)     (33,623,715)
                           ------------     ------------       -----------    ------------      -----------      -----------
  Net decrease in net
   assets................  (504,025,851)    (247,493,356)      (10,594,174)   (121,229,103)     (33,961,826)     (29,327,100)
NET ASSETS:
  Beginning of period....   716,217,482      487,988,098        17,030,500     189,240,874       51,664,844       53,865,270
                           ------------     ------------       -----------    ------------      -----------      -----------
  End of period..........  $212,191,631     $240,494,742       $ 6,436,326    $ 68,011,771      $17,703,018      $24,538,170
                           ============     ============       ===========    ============      ===========      ===========

                             CALVERT SOCIAL
                           BALANCED PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment (loss)
   income................     $   241,676
  Capital gains income
   (loss)................         696,720
  Net realized gain
   (loss) on security
   transactions..........       1,100,151
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (3,005,064)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (966,517)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       2,176,272
  Net transfers..........     (16,411,125)
  Surrenders for benefit
   payments and fees.....        (902,403)
                              -----------
  Net decrease in net
   assets resulting from
   unit transactions.....     (15,137,256)
                              -----------
  Net decrease in net
   assets................     (16,103,773)
NET ASSETS:
  Beginning of period....      26,073,799
                              -----------
  End of period..........     $ 9,970,026
                              ===========

                                               CAPITAL          MORTGAGE                       INTERNATIONAL     DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND  GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,115,969     $ (2,065,013)      $   798,895    $    394,754      $   145,531      $   388,458
  Capital gains income...    66,035,988       28,364,366          --             2,884,801         --              2,571,967
  Net realized gain on
   security
   transactions..........   109,707,712       75,300,296           353,908      29,025,940        3,154,826        9,975,175
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  (110,915,510)      43,096,428        (1,009,631)      1,691,276       12,059,980      (10,078,741)
                           ------------     ------------       -----------    ------------      -----------      -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    73,944,159      144,696,077           143,172      33,996,771       15,360,337        2,856,859
                           ------------     ------------       -----------    ------------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............    60,209,515       38,405,063         1,337,928      25,883,222        6,465,977       13,489,504
  Net transfers..........   (79,780,932)     (72,296,647)       (2,595,863)    (11,869,735)      (8,846,795)     (25,227,178)
  Surrenders for benefit
   payments and fees.....  (243,193,118)    (136,718,724)       (6,751,436)    (53,518,791)     (15,181,367)     (18,620,723)
                           ------------     ------------       -----------    ------------      -----------      -----------
  Net decrease in net
   assets resulting from
   unit transactions.....  (262,764,535)    (170,610,308)       (8,009,371)    (39,505,304)     (17,562,185)     (30,358,397)
                           ------------     ------------       -----------    ------------      -----------      -----------
  Net decrease in net
   assets................  (188,820,376)     (25,914,231)       (7,866,199)     (5,508,533)      (2,201,848)     (27,501,538)
NET ASSETS:
  Beginning of period....   905,037,858      513,902,329        24,896,699     194,749,407       53,866,692       81,366,808
                           ------------     ------------       -----------    ------------      -----------      -----------
  End of period..........  $716,217,482     $487,988,098       $17,030,500    $189,240,874      $51,664,844      $53,865,270
                           ============     ============       ===========    ============      ===========      ===========

                             CALVERT SOCIAL
                           BALANCED PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   358,994
  Capital gains income...       1,927,344
  Net realized gain on
   security
   transactions..........       2,311,717
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (1,644,189)
                              -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       2,953,866
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       2,662,375
  Net transfers..........      (3,375,593)
  Surrenders for benefit
   payments and fees.....      (8,906,608)
                              -----------
  Net decrease in net
   assets resulting from
   unit transactions.....      (9,619,826)
                              -----------
  Net decrease in net
   assets................      (6,665,960)
NET ASSETS:
  Beginning of period....      32,739,759
                              -----------
  End of period..........     $26,073,799
                              ===========

_____________________________________ SA-7 _____________________________________

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $18 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-8 _____________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Calvert Social Balanced Portfolio, American Century VP Capital Appreciation Fund, Fidelity VIP Overseas Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Contrafund Fund and Fidelity VIP Growth Fund sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                                               MONEY MARKET
                                     BOND FUND    STOCK FUND       FUND
                                    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                    -----------  ------------  ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund,
     Inc. -- Class IA
        Shares 14,463,995
        Cost $14,678,515
      Market Value................  $16,024,689       --           --
    Hartford Stock HLS Fund,
     Inc. -- Class IA
        Shares 34,655,461
        Cost $100,482,823
      Market Value................      --       $203,778,826      --
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
        Shares 6,288,735
        Cost $6,288,735
      Market Value................      --            --        $6,288,735
    Hartford Advisers HLS Fund,
     Inc. -- Class IA
        Shares 35,591,336
        Cost $68,638,544
      Market Value................      --            --           --
    Hartford Capital Appreciation
     HLS Fund, Inc. -- Class IA
        Shares 29,647,337
        Cost $110,477,347
      Market Value................      --            --           --
    Hartford Mortgage Securities
     HLS Fund, Inc. -- Class IA
        Shares 2,999,930
        Cost $3,191,879
      Market Value................      --            --           --
    Hartford Index HLS Fund,
     Inc. -- Class IA
        Shares 14,079,432
        Cost $35,046,714
      Market Value................      --            --           --
    Hartford International
     Opportunities HLS Fund,
     Inc. -- Class IA
        Shares 8,715,470
        Cost $11,021,017
      Market Value................      --            --           --
    Hartford Dividend and Growth
     HLS Fund, Inc. -- Class IA
        Shares 11,917,414
        Cost $20,728,777
      Market Value................      --            --           --
    Calvert Social Balanced
     Portfolio
        Shares 2,435,143
        Cost $4,393,334
      Market Value................      --            --           --
  Due from Hartford Life Insurance
   Company........................      52,475        --           --
  Receivable from fund shares
   sold...........................      --             13,649        1,800
                                    -----------  ------------   ----------
  Total Assets....................  16,077,164    203,792,475    6,290,535
                                    -----------  ------------   ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company........................      --             13,635          580
  Payable for fund shares
   purchased......................      52,472        --           --
                                    -----------  ------------   ----------
  Total Liabilities...............      52,472         13,635          580
                                    -----------  ------------   ----------
  Net Assets (variable annuity
   contract liabilities)..........  $16,024,692  $203,778,840   $6,289,955
                                    ===========  ============   ==========
  DEFERRED ANNUITY CONTRACTS IN
     THE ACCUMULATION PERIOD:
  GROUP SUB-ACCOUNTS:
      Units Owned by
      Participants................   2,986,097     10,426,808    1,905,291
      Unit Values*................  $ 5.366435   $  19.543739   $ 3.301310

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                     ADVISERS         CAPITAL          MORTGAGE                       INTERNATIONAL
                                       FUND      APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                                    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                    -----------  -----------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund,
     Inc. -- Class IA
        Shares 14,463,995
        Cost $14,678,515
      Market Value................      --             --                --               --              --
    Hartford Stock HLS Fund,
     Inc. -- Class IA
        Shares 34,655,461
        Cost $100,482,823
      Market Value................      --             --                --               --              --
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
        Shares 6,288,735
        Cost $6,288,735
      Market Value................      --             --                --               --              --
    Hartford Advisers HLS Fund,
     Inc. -- Class IA
        Shares 35,591,336
        Cost $68,638,544
      Market Value................  $94,852,903        --                --               --              --
    Hartford Capital Appreciation
     HLS Fund, Inc. -- Class IA
        Shares 29,647,337
        Cost $110,477,347
      Market Value................      --         $175,689,911          --               --              --
    Hartford Mortgage Securities
     HLS Fund, Inc. -- Class IA
        Shares 2,999,930
        Cost $3,191,879
      Market Value................      --             --             $3,414,658          --              --
    Hartford Index HLS Fund,
     Inc. -- Class IA
        Shares 14,079,432
        Cost $35,046,714
      Market Value................      --             --                --           $52,441,857         --
    Hartford International
     Opportunities HLS Fund,
     Inc. -- Class IA
        Shares 8,715,470
        Cost $11,021,017
      Market Value................      --             --                --               --           $11,884,607
    Hartford Dividend and Growth
     HLS Fund, Inc. -- Class IA
        Shares 11,917,414
        Cost $20,728,777
      Market Value................      --             --                --               --              --
    Calvert Social Balanced
     Portfolio
        Shares 2,435,143
        Cost $4,393,334
      Market Value................      --             --                --               --              --
  Due from Hartford Life Insurance
   Company........................      85,011          210,338          --                 3,515         --
  Receivable from fund shares
   sold...........................      --             --                  9,442          --               197,539
                                    -----------    ------------       ----------      -----------      -----------
  Total Assets....................  94,937,914      175,900,249        3,424,100       52,445,372       12,082,146
                                    -----------    ------------       ----------      -----------      -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company........................      --             --                  9,476          --               197,520
  Payable for fund shares
   purchased......................      84,912          210,320          --                 5,341         --
                                    -----------    ------------       ----------      -----------      -----------
  Total Liabilities...............      84,912          210,320            9,476            5,341          197,520
                                    -----------    ------------       ----------      -----------      -----------
  Net Assets (variable annuity
   contract liabilities)..........  $94,853,002    $175,689,929       $3,414,624      $52,440,031      $11,884,626
                                    ===========    ============       ==========      ===========      ===========
  DEFERRED ANNUITY CONTRACTS IN
     THE ACCUMULATION PERIOD:
  GROUP SUB-ACCOUNTS:
      Units Owned by
      Participants................  13,598,341       12,759,008        1,080,629       10,101,381        6,087,318
      Unit Values*................  $ 6.975336     $  13.769874       $ 3.159847      $  5.191373      $  1.952358

                                    DIVIDEND AND    CALVERT SOCIAL
                                    GROWTH FUND   BALANCED PORTFOLIO
                                    SUB-ACCOUNT      SUB-ACCOUNT
                                    ------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund,
     Inc. -- Class IA
        Shares 14,463,995
        Cost $14,678,515
      Market Value................      --              --
    Hartford Stock HLS Fund,
     Inc. -- Class IA
        Shares 34,655,461
        Cost $100,482,823
      Market Value................      --              --
    Hartford Money Market HLS
     Fund, Inc. -- Class IA
        Shares 6,288,735
        Cost $6,288,735
      Market Value................      --              --
    Hartford Advisers HLS Fund,
     Inc. -- Class IA
        Shares 35,591,336
        Cost $68,638,544
      Market Value................      --              --
    Hartford Capital Appreciation
     HLS Fund, Inc. -- Class IA
        Shares 29,647,337
        Cost $110,477,347
      Market Value................      --              --
    Hartford Mortgage Securities
     HLS Fund, Inc. -- Class IA
        Shares 2,999,930
        Cost $3,191,879
      Market Value................      --              --
    Hartford Index HLS Fund,
     Inc. -- Class IA
        Shares 14,079,432
        Cost $35,046,714
      Market Value................      --              --
    Hartford International
     Opportunities HLS Fund,
     Inc. -- Class IA
        Shares 8,715,470
        Cost $11,021,017
      Market Value................      --              --
    Hartford Dividend and Growth
     HLS Fund, Inc. -- Class IA
        Shares 11,917,414
        Cost $20,728,777
      Market Value................  $25,307,927         --
    Calvert Social Balanced
     Portfolio
        Shares 2,435,143
        Cost $4,393,334
      Market Value................      --            $4,875,157
  Due from Hartford Life Insurance
   Company........................      178,338            1,316
  Receivable from fund shares
   sold...........................      --              --
                                    -----------       ----------
  Total Assets....................   25,486,265        4,876,473
                                    -----------       ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company........................      --              --
  Payable for fund shares
   purchased......................      178,294              704
                                    -----------       ----------
  Total Liabilities...............      178,294              704
                                    -----------       ----------
  Net Assets (variable annuity
   contract liabilities)..........  $25,307,971       $4,875,769
                                    ===========       ==========
  DEFERRED ANNUITY CONTRACTS IN
     THE ACCUMULATION PERIOD:
  GROUP SUB-ACCOUNTS:
      Units Owned by
      Participants................    9,776,313        1,595,051
      Unit Values*................  $  2.588703       $ 3.056811

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                                            FIDELITY       FIDELITY      FIDELITY
                                     AMERICAN CENTURY VP                     VIP II         VIP II         VIP
                                    CAPITAL APPRECIATION   FIDELITY VIP   ASSET MANAGER   CONTRAFUND      GROWTH
                                            FUND           OVERSEAS FUND      FUND           FUND          FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                    ---------------------  -------------  -------------  ------------  ------------
ASSETS:
  Investments:
    American Century VP Capital
     Appreciation Fund, Inc.
        Shares 402,466
        Cost $5,982,374
      Market Value................        $6,350,911           --             --             --            --
    Fidelity VIP Overseas Fund,
     Inc.
        Shares 235,713
        Cost $4,962,845
      Market Value................         --               $4,711,897        --             --            --
    Fidelity VIP II Asset Manager
     Fund, Inc.
        Shares 330,845
        Cost $5,397,841
      Market Value................         --                  --          $5,293,519        --            --
    Fidelity VIP II Contrafund
     Fund, Inc.
        Shares 966,956
        Cost $18,000,280
      Market Value................         --                  --             --         $22,955,544       --
    Fidelity VIP Growth Fund, Inc.
        Shares 767,417
        Cost $30,346,667
      Market Value................         --                  --             --             --        $33,497,738
    Due from Hartford Life
     Insurance Company............             1,574             1,344          1,751          7,180        71,185
    Receivable from fund shares
     sold.........................         --                  --             --             --            --
                                          ----------        ----------     ----------    -----------   -----------
    Total Assets..................         6,352,485         4,713,241      5,295,270     22,962,724    33,568,923
                                          ----------        ----------     ----------    -----------   -----------
LIABILITIES:
    Due to Hartford Life Insurance
     Company......................         --                  --             --             --            --
    Payable for fund shares
     purchased....................             1,563             1,535          1,361          7,346        71,919
                                          ----------        ----------     ----------    -----------   -----------
    Total Liabilities.............             1,563             1,535          1,361          7,346        71,919
                                          ----------        ----------     ----------    -----------   -----------
    Net Assets (variable annuity
     contract liabilities)........        $6,350,922        $4,711,706     $5,293,909    $22,955,378   $33,497,004
                                          ==========        ==========     ==========    ===========   ===========
    DEFERRED ANNUITY CONTRACTS IN
     THE ACCUMULATION PERIOD:
    GROUP SUB-ACCOUNTS:
      Units Owned by
       Participants...............         3,842,680         2,960,511      3,051,987      9,786,775    13,737,946
      Unit Values*................        $ 1.652733        $ 1.591517     $ 1.734578    $  2.345485   $  2.438283

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                        [Intentionally left blank page]

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                MONEY MARKET
                                      BOND FUND    STOCK FUND       FUND
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -----------  ------------  ------------
INVESTMENT INCOME:
  Dividends........................  $   68,491   $  1,403,441    $376,456
EXPENSES:
  Mortality and expense
   undertakings....................    (160,623)    (2,282,463)    (68,035)
                                     ----------   ------------    --------
    Net investment (loss) income...     (92,132)      (879,022)    308,421
                                     ----------   ------------    --------
CAPITAL GAINS INCOME (LOSS)........      --         24,613,724        (165)
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........     (49,403)     4,003,508      --
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............   1,679,755    (45,976,741)     --
                                     ----------   ------------    --------
    Net gain (loss) on
     investments...................   1,630,352    (41,973,233)     --
                                     ----------   ------------    --------
    Net increase (decrease) in net
     assets resulting from
     operations....................  $1,538,220   $(18,238,531)   $308,256
                                     ==========   ============    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                      CAPITAL      MORTGAGE                  INTERNATIONAL
                                       ADVISERS     APPRECIATION  SECURITIES                 OPPORTUNITIES  DIVIDEND AND
                                         FUND           FUND         FUND       INDEX FUND       FUND       GROWTH FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     -------------  ------------  -----------  ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends........................  $    785,226   $ 1,138,672    $ 22,607    $   428,522    $   192,246    $  390,635
EXPENSES:
  Mortality and expense
   undertakings....................    (1,040,839)   (1,708,576)    (35,941)      (432,657)      (143,954)     (261,904)
                                     ------------   -----------    --------    -----------    -----------    ----------
    Net investment (loss) income...      (255,613)     (569,904)    (13,334)        (4,135)        48,292       128,731
                                     ------------   -----------    --------    -----------    -----------    ----------
CAPITAL GAINS INCOME (LOSS)........     8,585,504    23,542,427      --            552,717      1,529,222     2,081,086
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........       (52,840)       15,880      17,267        (86,914)       (62,205)      (20,809)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............   (10,097,962)   (4,604,542)    281,462     (6,410,843)    (4,126,931)      (84,387)
                                     ------------   -----------    --------    -----------    -----------    ----------
    Net gain (loss) on
     investments...................   (10,150,802)   (4,588,662)    298,729     (6,497,757)    (4,189,136)     (105,196)
                                     ------------   -----------    --------    -----------    -----------    ----------
    Net increase (decrease) in net
     assets resulting from
     operations....................  $ (1,820,911)  $18,383,861    $285,395    $(5,949,175)   $(2,611,622)   $2,104,621
                                     ============   ===========    ========    ===========    ===========    ==========


                                       CALVERT SOCIAL
                                     BALANCED PORTFOLIO
                                        SUB-ACCOUNT
                                     ------------------
INVESTMENT INCOME:
  Dividends........................      $  83,791
EXPENSES:
  Mortality and expense
   undertakings....................        (59,722)
                                         ---------
    Net investment (loss) income...         24,069
                                         ---------
CAPITAL GAINS INCOME (LOSS)........        147,927
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........         (9,402)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............       (384,407)
                                         ---------
    Net gain (loss) on
     investments...................       (393,809)
                                         ---------
    Net increase (decrease) in net
     assets resulting from
     operations....................      $(221,813)
                                         =========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                             FIDELITY       FIDELITY      FIDELITY
                                      AMERICAN CENTURY VP                     VIP II         VIP II         VIP
                                     CAPITAL APPRECIATION   FIDELITY VIP   ASSET MANAGER   CONTRAFUND      GROWTH
                                             FUND           OVERSEAS FUND      FUND           FUND          FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ---------------------  -------------  -------------  ------------  ------------
INVESTMENT INCOME:
  Dividends........................        $--               $    71,496     $ 167,855    $    84,570   $    37,180
EXPENSES:
  Mortality and expense
   undertakings....................          (64,102)            (66,522)      (65,351)      (298,371)     (446,745)
                                           ---------         -----------     ---------    -----------   -----------
    Net investment (loss) income...          (64,102)              4,974       102,504       (213,801)     (409,565)
                                           ---------         -----------     ---------    -----------   -----------
CAPITAL GAINS INCOME...............          123,444             450,234       395,454      3,069,890     3,699,361
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions...........          (25,056)           (110,598)        6,458        (21,474)      (89,554)
  Net unrealized depreciation of
   investments during the period...         (132,332)         (1,561,440)     (784,957)    (4,767,196)   (7,992,545)
                                           ---------         -----------     ---------    -----------   -----------
    Net loss on investments........         (157,388)         (1,672,038)     (778,499)    (4,788,670)   (8,082,099)
                                           ---------         -----------     ---------    -----------   -----------
    Net (decrease) in net assets
     resulting from operations.....        $ (98,046)        $(1,216,830)    $(280,541)   $(1,932,581)  $(4,792,303)
                                           =========         ===========     =========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                        [Intentionally left blank page]

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $   (92,132) $   (879,022)  $  308,421
  Capital gains income
   (loss)................      --         24,613,724         (165)
  Net realized (loss)
   gain on security
   transactions..........      (49,403)    4,003,508      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,679,755   (45,976,741)     --
                           -----------  ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,538,220   (18,238,531)     308,256
                           -----------  ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............      820,363     6,092,905      592,548
  Net transfers..........      187,692    (4,971,221)    (172,825)
  Surrenders for benefit
   payments and fees.....   (1,412,628)  (19,500,679)    (905,687)
  Net annuity
   transactions..........     (170,961)   (2,225,625)     (98,652)
                           -----------  ------------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (575,534)  (20,604,620)    (584,616)
                           -----------  ------------   ----------
  Net increase (decrease)
   in net assets.........      962,686   (38,843,151)    (276,360)
NET ASSETS:
  Beginning of period....   15,062,006   242,621,991    6,566,315
                           -----------  ------------   ----------
  End of period..........  $16,024,692  $203,778,840   $6,289,955
                           ===========  ============   ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   659,201  $   (633,647)  $  235,249
  Capital gains income...      114,981    18,026,889          161
  Net realized (loss)
   gain on security
   transactions..........      (19,976)    2,484,575      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (1,257,359)   18,838,148      --
                           -----------  ------------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (503,153)   38,715,965      235,410
                           -----------  ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............      877,749     7,131,167      523,946
  Net transfers..........     (881,035)    1,039,770     (237,078)
  Surrenders for benefit
   payments and fees.....   (1,214,915)  (14,377,881)    (535,282)
  Net annuity
   transactions..........     (154,673)   (1,808,549)      58,994
                           -----------  ------------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (1,372,874)   (8,015,493)    (189,420)
                           -----------  ------------   ----------
  Net (decrease) increase
   in net assets.........   (1,876,027)   30,700,472       45,990
NET ASSETS:
  Beginning of period....   16,938,033   211,921,519    6,520,325
                           -----------  ------------   ----------
  End of period..........  $15,062,006  $242,621,991   $6,566,315
                           ===========  ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                      INTERNATIONAL
                                          CAPITAL APPRECIATION  MORTGAGE SECURITIES                   OPPORTUNITIES  DIVIDEND AND
                           ADVISERS FUND          FUND                 FUND            INDEX FUND         FUND       GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------------  -------------------  ---------------  -------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $   (255,613)      $   (569,904)         $  (13,334)        $    (4,135)    $    48,292   $   128,731
  Capital gains income
   (loss)................     8,585,504         23,542,427            --                   552,717       1,529,222     2,081,086
  Net realized (loss)
   gain on security
   transactions..........       (52,840)            15,880              17,267             (86,914)        (62,205)      (20,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (10,097,962)        (4,604,542)            281,462          (6,410,843)     (4,126,931)      (84,387)
                           ------------       ------------          ----------         -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,820,911)        18,383,861             285,395          (5,949,175)     (2,611,622)    2,104,621
                           ------------       ------------          ----------         -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     5,365,045          8,702,027             289,147           4,698,174       1,151,061     2,325,172
  Net transfers..........    (2,706,725)         9,162,619            (176,930)            495,524         102,104      (510,705)
  Surrenders for benefit
   payments and fees.....    (7,001,297)       (11,212,905)           (322,620)         (4,487,734)     (1,758,746)   (1,829,857)
  Net annuity
   transactions..........      (442,741)          (101,202)            (19,236)           (333,524)         21,684       119,215
                           ------------       ------------          ----------         -----------     -----------   -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (4,785,718)         6,550,539            (229,639)            372,440        (483,897)      103,825
                           ------------       ------------          ----------         -----------     -----------   -----------
  Net increase (decrease)
   in net assets.........    (6,606,629)        24,934,400              55,756          (5,576,735)     (3,095,519)    2,208,446
NET ASSETS:
  Beginning of period....   101,459,631        150,755,529           3,358,868          58,016,766      14,980,145    23,099,525
                           ------------       ------------          ----------         -----------     -----------   -----------
  End of period..........  $ 94,853,002       $175,689,929          $3,414,624         $52,440,031     $11,884,626   $25,307,971
                           ============       ============          ==========         ===========     ===========   ===========


                             CALVERT SOCIAL
                           BALANCED PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment (loss)
   income................      $   24,069
  Capital gains income
   (loss)................         147,927
  Net realized (loss)
   gain on security
   transactions..........          (9,402)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (384,407)
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (221,813)
                               ----------
UNIT TRANSACTIONS:
  Purchases..............         448,993
  Net transfers..........          58,346
  Surrenders for benefit
   payments and fees.....        (298,740)
  Net annuity
   transactions..........         (79,320)
                               ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........         129,279
                               ----------
  Net increase (decrease)
   in net assets.........         (92,534)
NET ASSETS:
  Beginning of period....       4,968,303
                               ----------
  End of period..........      $4,875,769
                               ==========

                                                                                                      INTERNATIONAL
                                          CAPITAL APPRECIATION  MORTGAGE SECURITIES       INDEX       OPPORTUNITIES  DIVIDEND AND
                           ADVISERS FUND          FUND                 FUND               FUND            FUND       GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------------  -------------------  ---------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  1,105,039       $   (784,784)         $  149,656         $   164,292     $    17,622   $   105,147
  Capital gains income...     7,575,377          7,303,697            --                   756,329         --            871,549
  Net realized (loss)
   gain on security
   transactions..........        32,508            384,490                 209              55,113          71,485        56,924
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................         8,461         33,047,538            (137,396)          8,186,922       3,936,105      (108,988)
                           ------------       ------------          ----------         -----------     -----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     8,721,385         39,950,941              12,469           9,162,656       4,025,212       924,632
                           ------------       ------------          ----------         -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     5,766,833          8,678,190             256,864           4,686,636       1,026,238     2,788,276
  Net transfers..........     1,085,736         (2,258,982)           (207,674)          3,228,930         220,580      (960,677)
  Surrenders for benefit
   payments and fees.....    (6,055,967)        (7,267,595)           (177,925)         (2,277,171)       (519,616)   (1,772,801)
  Net annuity
   transactions..........       658,379           (211,724)               (276)            257,961         (38,926)       20,963
                           ------------       ------------          ----------         -----------     -----------   -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     1,454,981         (1,060,111)           (129,011)          5,896,356         688,276        75,761
                           ------------       ------------          ----------         -----------     -----------   -----------
  Net (decrease) increase
   in net assets.........    10,176,366         38,890,830            (116,542)         15,059,012       4,713,488     1,000,393
NET ASSETS:
  Beginning of period....    91,283,265        111,864,699           3,475,410          42,957,754      10,266,657    22,099,132
                           ------------       ------------          ----------         -----------     -----------   -----------
  End of period..........  $101,459,631       $150,755,529          $3,358,868         $58,016,766     $14,980,145   $23,099,525
                           ============       ============          ==========         ===========     ===========   ===========


                             CALVERT SOCIAL
                           BALANCED PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   50,872
  Capital gains income...         367,294
  Net realized (loss)
   gain on security
   transactions..........          14,784
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................          60,504
                               ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............         493,454
                               ----------
UNIT TRANSACTIONS:
  Purchases..............         434,582
  Net transfers..........        (224,945)
  Surrenders for benefit
   payments and fees.....        (153,765)
  Net annuity
   transactions..........         175,629
                               ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........         231,501
                               ----------
  Net (decrease) increase
   in net assets.........         724,955
NET ASSETS:
  Beginning of period....       4,243,348
                               ----------
  End of period..........      $4,968,303
                               ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                            FIDELITY       FIDELITY      FIDELITY
                                     AMERICAN CENTURY VP                     VIP II         VIP II         VIP
                                     CAPITAL APPRECIATION  FIDELITY VIP   ASSET MANAGER   CONTRAFUND      GROWTH
                                             FUND          OVERSEAS FUND      FUND           FUND          FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     --------------------  -------------  -------------  ------------  ------------
OPERATIONS:
  Net investment (loss) income.....       $  (64,102)       $    4,974     $  102,504    $  (213,801)  $  (409,565)
  Capital gains income.............          123,444           450,234        395,454      3,069,890     3,699,361
  Net realized (loss) gain on
   security transactions...........          (25,056)         (110,598)         6,458        (21,474)      (89,554)
  Net unrealized depreciation of
   investments during the period...         (132,332)       (1,561,440)      (784,957)    (4,767,196)   (7,992,545)
                                          ----------        ----------     ----------    -----------   -----------
  Net decrease in net assets
   resulting from operations.......          (98,046)       (1,216,830)      (280,541)    (1,932,581)   (4,792,303)
                                          ----------        ----------     ----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases........................          460,618           641,236        564,210      2,275,422     3,342,174
  Net transfers....................        4,031,668         1,660,302         12,206        453,015     5,288,988
  Surrenders for benefit payments
   and fees........................         (119,249)         (596,349)      (396,459)    (2,059,093)   (2,507,944)
  Net annuity transactions.........             (692)          --             --                 (38)       (2,840)
                                          ----------        ----------     ----------    -----------   -----------
  Net increase in net assets
   resulting from unit
   transactions....................        4,372,345         1,705,189        179,957        669,306     6,120,378
                                          ----------        ----------     ----------    -----------   -----------
  Net increase (decrease) in net
   assets..........................        4,274,299           488,359       (100,584)    (1,263,275)    1,328,075
NET ASSETS:
  Beginning of period..............        2,076,623         4,223,347      5,394,493     24,218,653    32,168,929
                                          ----------        ----------     ----------    -----------   -----------
  End of period....................       $6,350,922        $4,711,706     $5,293,909    $22,955,378   $33,497,004
                                          ==========        ==========     ==========    ===========   ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            FIDELITY       FIDELITY      FIDELITY
                                     AMERICAN CENTURY VP                     VIP II         VIP II         VIP
                                     CAPITAL APPRECIATION  FIDELITY VIP   ASSET MANAGER   CONTRAFUND      GROWTH
                                             FUND          OVERSEAS FUND      FUND           FUND          FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     --------------------  -------------  -------------  ------------  ------------
OPERATIONS:
  Net investment (loss) income.....       $  (16,810)       $    3,029     $   95,221    $  (159,424)  $  (261,049)
  Capital gains income.............        --                   62,779        198,480        654,328     2,161,295
  Net realized gain on security
   transactions....................            3,131            10,866          4,859         31,812        10,578
  Net unrealized appreciation of
   investments during the period...          784,514         1,091,582        177,917      3,847,668     5,999,319
                                          ----------        ----------     ----------    -----------   -----------
  Net increase in net assets
   resulting from operations.......          770,835         1,168,256        476,477      4,374,384     7,910,143
                                          ----------        ----------     ----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases........................          254,542           387,081        598,974      2,302,231     2,449,392
  Net transfers....................          (19,911)          443,568         42,815        825,702     4,848,698
  Surrenders for benefit payments
   and fees........................         (102,225)         (256,167)      (443,450)    (1,166,185)   (1,212,305)
  Net annuity transactions.........             (550)          --             --                 (43)       11,853
                                          ----------        ----------     ----------    -----------   -----------
  Net increase in net assets
   resulting from unit
   transactions....................          131,856           574,482        198,339      1,961,705     6,097,638
                                          ----------        ----------     ----------    -----------   -----------
  Net increase in net assets.......          902,691         1,742,738        674,816      6,336,089    14,007,781
NET ASSETS:
  Beginning of period..............        1,173,932         2,480,609      4,719,677     17,882,564    18,161,148
                                          ----------        ----------     ----------    -----------   -----------
  End of period....................       $2,076,623        $4,223,347     $5,394,493    $24,218,653   $32,168,929
                                          ==========        ==========     ==========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-13 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.

(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.

7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------